Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	PolyPid Ltd.
Document Type	6-K/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	On August 11, 2021, PolyPid Ltd. (the “Company”) furnished a Form 6-K including unaudited interim condensed consolidated financial statements as of June 30, 2021 (the “Original Form 6-K”). This Amendment on Form 6-K/A to the Original Form 6-K (this “Amendment”) is furnished to include as exhibits the unaudited interim condensed consolidated financial statements and the XBRL Data Files for such unaudited interim condensed consolidated financial statements. The XBRL Data Files should be read in conjunction with the unaudited consolidated interim financial statements included in the Original Form 6-K furnished on August 11, 2021 and included again in this Amendment as Exhibit 99.1
Entity Central Index Key	0001611842
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity File Number	001-38428